Consolidated Statements of Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	$ (3,006,513)	$ (1,419,640)	$ (13,922,930)
VELODYNE LIDAR, INC AND SUBSIDIARIES
Net income (loss)	(33,112,000)	(11,658,000)	(67,226,000)	$ (62,300,000)	$ 15,761,000
Other comprehensive income (loss), net of tax:
Changes in unrealized gain on available for sale securities	0	22,000	17,000	10,000	66,000
Foreign currency translation adjustments	34,000	59,000	85,000	128,000	1,000
Total other comprehensive income (loss), net of tax	(34,000)	(37,000)	(68,000)	(118,000)	65,000
Comprehensive income (loss)	$ (33,146,000)	$ (11,695,000)	$ (67,294,000)	$ (62,418,000)	$ 15,826,000